Lease (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Current	¥ 32,251,000	¥ 35,465,000	¥ 27,352,000
Non-current	61,115,000	84,236,000	99,304,000
Lease liabilities	93,366,000	119,701,000	126,656,000
Amounts recognised in the statements of comprehensive income:
Interest expense (included in finance costs)	4,783,000	5,858,000	8,681,000
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	9,965,000	9,374,000	¥ 12,822,000
Total cash outflow for leases	¥ 38,842,000	¥ 36,698,000